UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock
Money Market Fund

Semiannual Report
9.30.13

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,000.00	$1.25

Class B	1,000.00	1,000.00	1.25

Class C	1,000.00	1,000.00	1.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Money Market Fund	5

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,023.80	$1.27

Class B	1,000.00	1,023.80	1.27

Class C	1,000.00	1,023.80	1.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.25%, 0.25% and 0.25% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6	Money Market Fund | Semiannual report

Portfolio summary

Maturity composition

Maturity (days)	As a percentage of net assets on 9-30-13

0 – 30	67.6%

31 – 60	4.2%

61 – 90	5.4%

Over 90	22.8%

Average maturity: 47 days

1 As a percentage of net assets on 9-30-13.

Semiannual report | Money Market Fund	7

Fund’s investments

As of 9-30-13 (unaudited)

	Maturity Date	Yield* (%)	Par value	Value
Asset Backed Commercial Paper 13.4%				$52,436,305

(Cost $52,436,305)

CAFCO LLC	3-19-14	0.320	$18,000,000	17,972,960

Chariot Funding LLC	3-4-14	0.240	7,500,000	7,492,300

Govco LLC	12-19-13 to 1-17-14	0.250 to 0.310	18,500,000	18,488,516

Thunder Bay Funding LLC	10-11-13	0.200	8,483,000	8,482,529

Commercial Paper 43.1%			$168,732,213

(Cost $168,732,213)

Anheuser-Busch InBev Worldwide, Inc.	10-25-13	0.260	5,000,000	4,999,133

Bank of Tokyo-Mitsubishi UFJ, Ltd.	10-3-13	0.130	19,000,000	18,999,863

BASF SE	10-1-13 to 3-27-14	0.050 to 0.300	18,000,000	17,991,150

BHP Billiton Finance USA, Ltd.	10-17-13	0.090	15,000,000	14,999,400

BNP Paribas Finance, Inc.	10-4-13	0.040	19,000,000	18,999,937

Caterpillar Financial Services Corp.	10-7-13	0.090	7,000,000	6,999,895

Deutsche Bank Financial LLC	10-11-13 to 3-31-14	0.360 to 0.570	18,000,000	17,983,717

Electricite de France SA	11-12-13 to 1-15-14	0.210 to 0.800	18,000,000	17,969,425

GlaxoSmithKline Finance PLC	10-2-13	0.050	10,000,000	9,999,986

National Rural Utilities Cooperative
Finance Corp.	10-2-13 to 10-16-13	0.040 to 0.090	11,790,000	11,789,743

Novartis Finance Corp.	10-3-13	0.030 to 0.050	18,000,000	17,999,964

Sumitomo Mitsui Trust Holdings, Inc.	10-1-13	0.090	10,000,000	10,000,000

Corporate Interest-Bearing Obligations 24.8%				$97,032,067

(Cost $97,032,167)

American Honda
Finance Corp. (P)(S)	11-8-13 to 7-17-14	0.280 to 0.652	9,200,000	9,201,895

Australia & New Zealand
Banking Group, Ltd. (S)	1-10-14	2.125	1,420,000	1,427,119

Australia & New Zealand
Banking Group, Ltd. (P)(S)	1-10-14	1.009	2,100,000	2,104,214

Bank of Nova Scotia	12-17-13	2.375	1,210,000	1,215,235

BHP Billiton Finance USA, Ltd.	4-1-14	5.500	3,850,000	3,947,948

Caterpillar Financial Services Corp.	2-17-14 to 5-20-14	1.375 to 6.125	5,660,000	5,743,084

Credit Suisse New York	1-14-14 to 5-1-14	2.200 to 5.500	14,000,000	14,334,985

Credit Suisse New York (P)	1-14-14	1.228	2,888,000	2,895,562

EI du Pont de Nemours & Company	3-25-14	1.750	1,300,000	1,309,212

General Electric Capital Corp. (P)	2-6-14 to 4-7-14	0.759 to 0.901	16,427,000	16,481,167

General Electric Capital Corp.	5-13-14	5.900	2,000,000	2,067,670

John Deere Capital Corp. (P)	10-4-13	0.674	4,505,000	4,505,171

8	Money Market Fund | Semiannual report	See notes to financial statements

	Maturity Date	Yield* (%)	Par value	Value
JPMorgan Chase & Company (P)	1-24-14	1.065	$6,945,000	$6,961,248

National Rural Utilities Cooperative
Finance Corp. (P)	2-18-14 to 4-4-14	0.346 to 0.524	3,400,000	3,400,552

National Rural Utilities Cooperative
Finance Corp.	3-1-14	4.750	1,500,000	1,527,464

Old Line Funding LLC (S)	2-4-14	0.203	750,000	750,000

Sanofi-Aventis SA	3-28-14	1.625	1,350,000	1,358,708

Toyota Motor Credit Corp. (P)	7-14-14	0.269	10,000,000	10,000,000

Westpac Banking Corp. (P)	12-9-13	0.988	2,289,000	2,292,213

Westpac Banking Corp. (P)(S)	11-1-13 to 3-31-14	0.290 to 0.978	5,500,000	5,508,620

U.S. Government Agency Obligations 7.8%				$30,766,234

(Cost $30,766,134)

Federal Farm Credit Bank (P)	1-21-14 to 2-19-15	.130 to 0.330	11,505,000	11,508,298

Federal Home Loan Bank (P)	11-25-13	0.150	5,040,000	5,040,307

Federal National Mortgage Association (P)	6-23-14	0.360	14,200,000	14,217,629

Certificate of Deposit 3.6%				$14,000,000

(Cost $14,000,000)

Canadian Imperial Bank of Commerce (P)	3-21-14	0.275	6,000,000	6,000,000

Royal Bank of Canada (P)	6-24-14	0.290	5,000,000	5,000,000

Wells Fargo Bank N.A. (P)	3-7-14	0.232	3,000,000	3,000,000

Repurchase Agreement 5.5%				$21,540,000

(Cost $21,540,000)

Barclays Tri-Party Repurchase Agreement dated 9-30-13 at 0.060%
to be repurchased at $19,140,032 on 10-1-13, collateralized by
$19,908,700 U.S. Treasury Notes, 0.750% due 2-28-18 (valued at
$19,522,900, including interest)			$19,140,000	19,140,000

Repurchase Agreement with State Street Corp. dated 9-30-13 at
0.000% to be repurchased at $2,400,000 on 10-1-13, collateralized by $2,380,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued at
$2,449,169, including interest)			2,400,000	2,400,000

Total investments (Cost $384,506,819)† 98.2%			$384,506,819

Other assets and liabilities, net 1.8%				$7,184,908

Total net assets 100.0%			$391,691,727

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $384,506,819.

See notes to financial statements	Semiannual report | Money Market Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $384,506,819)	$384,506,819
Cash	28,262
Receivable for fund shares sold	8,460,762
Interest receivable	578,837
Receivable due from affiliates	40,399
Other receivables and prepaid expenses	75,999

Total assets	393,691,078

Liabilities

Payable for fund shares repurchased	1,843,041
Payable to affiliates
Accounting and legal services fees	12,273
Transfer agent fees	47,688
Distribution and service fees	20,031
Trustees’ fees	28,354
Other liabilities and accrued expenses	47,964

Total liabilities	1,999,351

Net assets	$391,691,727

Net assets consist of

Paid-in capital	$391,706,988
Accumulated distributions in excess of net investment income	(12,641)
Accumulated net realized gain (loss) on investments	(2,620)

Net assets	$391,691,727

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($354,928,089 ÷ 354,930,464 shares)	$1.00
Class B ($12,637,106 ÷ 12,637,198 shares)[1]	$1.00
Class C ($24,126,532 ÷ 24,126,685 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	Money Market Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$462,437

Expenses

Investment management fees	931,325
Distribution and service fees	589,636
Accounting and legal services fees	35,257
Transfer agent fees	284,304
Trustees’ fees	10,039
State registration fees	47,601
Printing and postage	17,331
Professional fees	33,753
Custodian fees	24,014
Registration and filing fees	11,937
Other	6,243

Total expenses before reductions	1,991,440
Net expense reductions	(1,529,003)

Total expenses	462,437

Net investment income	—

Realized gain (loss)

Net realized gain (loss) on Investments	(2,620)

Decrease in net assets from operations	($2,620)

See notes to financial statements	Semiannual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13
Increase (decrease) in net assets

From operations
Net investment income	—	—
Net realized gain (loss)	($2,620)	—

Decrease in net assets resulting from operations	(2,620)	—

Contribution from advisor, net of federal income taxes	—	$173,757

From fund share transactions	27,179,755	(76,315,081)

Total increase (decrease)	27,177,135	(76,141,324)

Net assets

Beginning of period	364,514,592	440,655,916

End of period	$391,691,727	$364,514,592

Accumulated distributions in excess of net investment income	($12,641)	($12,641)

12	Money Market Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—	—	—	—	—[3]	0.012
Net realized and unrealized gain
on investments	—[3]	—	—	—[3]	—	—
Total from investment operations	—[3]	—	—	—[3]	—[3]	0.012
Less distributions
From net investment income	—	—	—	—	—[3]	(0.012)
From realized gain	—	—	—	—[3]	—	—
Total distributions	—	—	—	—[3]	—[3]	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.00[5]	0.00[5]	0.01[5]	0.01[5]	1.16

Ratios and supplemental data

Net assets, end of period (in millions)	$355	$335	$401	$381	$360	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[7]	1.04	1.04	1.04	1.16	1.10
Expenses net of fee waivers	0.25[5,7]	0.36[5]	0.32[5]	0.30[5]	0.59[5]	0.89
Expenses net of fee waivers and credits	0.25[5,7]	0.36[5]	0.32[5]	0.30[5]	0.58[5]	0.89
Net investment income	—[5,7]	—[5]	—[5]	—[5]	0.01[5]	1.05

1 Six months ended 9-30-13. Unaudited
2 Based on the average daily shares outstanding.
3 Less than $0.0005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Money Market Fund	13

CLASS B SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—	—	—	—	—[3]	0.006
Net realized and unrealized gain
on investments	—[3]	—	—	—[3]	—	—
Total from investment operations	—[3]	—	—	—[3]	—[3]	0.006
Less distributions
From net investment income	—	—	—	—	—[3]	(0.006)
From realized gain	—	—	—	—[3]	—	—
Total distributions	—	—	—	—[3]	—[3]	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.00[5]	0.00[5]	0.01[5]	0.00[5]	0.56

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$13	$17	$19	$27	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[7]	1.79	1.79	1.78	1.92	1.85
Expenses net of fee waivers	0.25[5,7]	0.36[5]	0.31[5]	0.30[5]	0.63[5]	1.45
Expenses net of fee waivers and credits	0.25[5,7]	0.36[5]	0.31[5]	0.30[5]	0.62[5]	1.45
Net investment income	—[5,7]	—[5]	—[5]	—[5]	—[5]	0.48

1 Six months ended 9-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.0005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not annualized.
7 Annualized.

CLASS C SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[2]	—	—	—	—	—[3]	0.006
Net realized and unrealized gain
on investments	—[3]	—	—	—[3]	—	—
Total from investment operations	—[3]	—	—	—[3]	—[3]	0.006
Less distributions
From net investment income	—	—	—	—	—[3]	(0.006)
From realized gain	—	—	—	—[3]	—	—
Total distributions	—	—	—	—[3]	—[3]	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.00[5]	0.00[5]	0.01[5]	0.01[5]	0.56

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$17	$23	$19	$33	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[7]	1.79	1.79	1.78	1.93	1.86
Expenses net of fee waivers	0.25[5,7]	0.36[5]	0.32[5]	0.30[5]	0.61[5]	1.44
Expenses net of fee waivers and credits	0.25[5,7]	0.36[5]	0.32[5]	0.30[5]	0.60[5]	1.44
Net investment income	—[5,7]	—[5]	—[5]	—[5]	0.02[5]	0.41

1 Six months ended 9-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.0005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not annualized.
7 Annualized.

14	Money Market Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you could lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and Class C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Semiannual report | Money Market Fund	15

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $644. For the six months ended September 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code.

16	Money Market Fund | Semiannual report

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily, and pays monthly, as long as class income exceeds class expenses on each day. If daily dividends are not paid, then the fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Capital gains, if any, are distributed at least annually.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2013.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.425% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.375% of the next $250,000,000 of the fund’s average daily net assets; (d) 0.350% of the next $500,000,000 of the fund’s average daily net assets; (e) 0.325% of the next $500,000,000 of the fund’s average daily net assets; (f) 0.300% of the next $500,000,000 of the fund’s average daily net assets; and (g) 0.275% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the fund’s average daily net assets until at least July 31, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Accordingly, these expense reductions amounted to $186,265 for the six months ended September 30, 2013. In addition, the Advisor and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the fund in attempting to avoid a negative yield. These waivers/reimbursements amounted to $753,102 for the six months ended September 30, 2013. There is no guarantee that the fund will avoid a negative yield. Voluntary waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

Semiannual report | Money Market Fund	17

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the six months ended September 30, 2013 were equivalent to the net annual effective rate of 0.00% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive the distribution fee on Class A shares, so that such fees will not exceed 0.15% of Class A shares’ average daily net assets until at least July 31, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $169,735 for the six months ended September 30, 2013. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $254,603, $63,669 and $101,629, respectively, for the six months ended September 30, 2013 in attempting to avoid a negative yield. There is no guarantee that the fund will avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $12,061 and $1,682 for Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes:

18	Money Market Fund | Semiannual report

Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$424,338	$259,119
Class B	63,669	9,719
Class C	101,629	15,466
Total	$589,636	$284,304

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$18,085,326	1	0.45%	$226

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	174,530,324	$174,530,324	231,668,021	$231,668,021
Repurchased	(154,325,934)	(154,325,934)	(298,578,983)	(298,579,939)

Net increase (decrease)	20,204,390	$20,204,390	(66,910,962)	($66,911,918)

Class B shares

Sold	4,723,891	$4,723,891	5,263,845	$5,263,845
Repurchased	(4,969,457)	(4,969,457)	(9,021,438)	(9,021,440)

Net decrease	(245,566)	($245,566)	(3,757,593)	($3,757,595)

Class C shares

Sold	17,640,916	$17,640,916	12,929,214	$12,929,214
Repurchased	(10,419,985)	(10,419,985)	(18,574,782)	(18,574,782)

Net increase (decrease)	7,220,931	$7,220,931	(5,645,568)	($5,645,568)

Total net increase (decrease)	27,179,755	$27,179,755	(76,314,123)	($76,315,081)

On March 27, 2013, the Advisor made a voluntary payment to the fund of $262,792 to offset primarily nondeductible expenditures incurred in connection with previous mergers of other registered investment companies into the fund. This payment, which is fully taxable as a current short-term capital gain, reflects a “gross up” for federal income taxes of $89,035.

Semiannual report | Money Market Fund	19

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Current Interest (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Money Market Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

20	Money Market Fund | Semiannual report

based in part on its consideration of the Advisory and Subadvisory Agreements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | Money Market Fund	21

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three-, and five-year periods ended December 31, 2012.

The Board took into account management’s discussion of the factors that contributed to the fund’s performance, noting the impact of market conditions and low yield environment for money market funds. The Board also noted the relatively small difference in performance relative to the peer group average.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses. The Board noted the contractual and voluntary fee waivers and expense reimbursements in effect which reduce certain expenses of the fund. The Board also noted that the fund’s distributor, an affiliate of the Advisor and Subadvisor, has agreed to waive a portion of its Rule 12b-1 fee for one of the fund’s share classes.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

22	Money Market Fund | Semiannual report

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(b) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Semiannual report | Money Market Fund	23

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

24	Money Market Fund | Semiannual report

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Money Market Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

26	Money Market Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Money Market Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	44SA 9/13
MF160073	11/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 25, 2013